Quarterly portfolio holdings
John Hancock
Classic Value Fund
U.S. equity
July 31, 2026
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Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 98.4%		$535,890,246
(Cost $388,987,483)
Consumer discretionary 8.5%		46,551,043
Automobile components 6.2%
Lear Corp.	117,602	15,363,525
Magna International, Inc. (A)	270,173	18,533,868
Household durables 1.0%
Newell Brands, Inc.	1,012,249	5,668,594
Textiles, apparel and luxury goods 1.3%
PVH Corp.	80,603	6,985,056
Consumer staples 6.3%		34,164,118
Consumer staples distribution and retail 3.8%
Dollar General Corp.	160,804	20,430,148
Food products 2.5%
Tyson Foods, Inc., Class A	236,956	13,733,970
Energy 4.3%		23,668,197
Energy equipment and services 1.8%
NOV, Inc.	501,544	9,745,000
Oil, gas and consumable fuels 2.5%
Shell PLC, ADR	151,372	13,923,197
Financials 28.6%		155,935,434
Banks 9.2%
Bank of America Corp.	257,520	15,953,364
Citigroup, Inc.	115,345	15,277,445
Wells Fargo & Company	217,153	18,772,877
Capital markets 1.4%
UBS Group AG	143,279	7,556,534
Consumer finance 3.4%
Capital One Financial Corp.	87,700	18,330,177
Financial services 10.9%
Corebridge Financial, Inc.	626,438	19,538,601
Equitable Holdings, Inc.	187,133	8,916,887
Global Payments, Inc.	227,489	19,127,275
Voya Financial, Inc.	121,281	12,058,970
Insurance 3.7%
MetLife, Inc.	212,247	20,403,304
Health care 27.3%		148,472,527
Health care equipment and supplies 8.6%
Baxter International, Inc.	1,359,237	35,557,641
Medtronic PLC	129,736	11,078,157
Health care providers and services 13.8%
CVS Health Corp.	236,235	24,670,021
Fresenius Medical Care AG, ADR	874,362	22,436,129
Humana, Inc.	76,755	27,928,074
Pharmaceuticals 4.9%
Bristol-Myers Squibb Company	237,501	15,511,190
Pfizer, Inc.	451,472	11,291,315
Industrials 4.1%		22,115,091
Passenger airlines 1.4%
Delta Air Lines, Inc.	88,890	7,772,542
2	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Professional services 2.7%
SS&C Technologies Holdings, Inc.	186,146	$14,342,549
Information technology 15.4%		83,763,222
Electronic equipment, instruments and components 3.1%
CDW Corp.	113,139	16,723,076
IT services 7.0%
Accenture PLC, Class A	60,148	9,979,756
Amdocs, Ltd.	190,098	10,592,261
Cognizant Technology Solutions Corp., Class A	313,739	17,365,454
Semiconductors and semiconductor equipment 3.3%
Skyworks Solutions, Inc. (A)	288,092	17,942,370
Software 2.0%
Workday, Inc., Class A (B)	69,604	11,160,305
Materials 3.9%		21,220,614
Chemicals 3.9%
Dow, Inc.	177,237	5,368,509
PPG Industries, Inc.	143,432	15,852,105

	Yield (%)	Shares	Value
Short-term investments 2.1%			$11,189,449
(Cost $11,189,449)
Short-term funds 2.1%			11,189,449
John Hancock Collateral Trust (C)	3.5672(D)	333,420	3,334,096
State Street Institutional Treasury Money Market Fund, Premier Class	3.6171(D)	7,855,353	7,855,353

Total investments (Cost $400,176,932) 100.5%	$547,079,695
Other assets and liabilities, net (0.5%)	(2,713,664)
Total net assets 100.0%	$544,366,031

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 7-31-26. The value of securities on loan amounted to $29,695,644. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $27,032,701 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following country composition as a percentage of net assets on 7-31-26:
United States	84.7%
Germany	4.1%
Ireland	3.9%
Canada	3.4%
United Kingdom	2.5%
Switzerland	1.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds.Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	333,420	—	$217,322,483	$(213,983,620)	$(4,767)	—	$34,701	—	$3,334,096
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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